Cash Flow Information	12 Months Ended
Dec. 31, 2019
Cash Flow Information [Abstract]
Cash Flow Information
Note 21—Cash Flow Information
Millions of Dollars
2019 2018 2017
Noncash Investing Activities
Increase (decrease) in PP&E related to an increase (decrease)

in asset
retirement obligations $ 205 395 (37)
Increase (decrease) in assets and liabilities acquired in

a nonmonetary
exchange*
Accounts receivable - (44) -
Inventories - 42 -
Investments and long-term receivables - 15 -
PP&E - 1,907 -
Other long-term assets - (9) -
Accounts payable - 7 -
Accrued income and other taxes - 40 -
Cash Payments
Interest $ 810 772 1,163
Income taxes 2,905 2,976 1,168
Net Sales (Purchases) of Investments
Short-term investments purchased $ (4,902) (1,953) (6,617)
Short-term investments sold 2,138 3,573 4,827
Investments and long-term receivables purchased (146) - -
$ (2,910) 1,620 (1,790)
*See Note 5—Asset Acquisitions and

Dispositions.
The following items are included in the “Cash Flows from

Operating Activities” section of our consolidated
cash flows.

We

collected $
330

million and $
430

million in 2019 and 2018, respectively, from PDVSA under

a settlement
agreement related to an award issued by the ICC

Tribunal in 2018.

We collected $
262

million and $
75

million
from Ecuador in 2018 and 2017, respectively,

as installment payments related to an agreement

reached with
Ecuador in 2017.

For more information on these settlements,

see Note 13—Contingencies and Commitments.

In 2019, we made a $ 324

million contribution to our U.K.

pension plan.

We

made discretionary payments to
our domestic qualified pension plan of $ 120

million and $
600

million in 2018 and 2017, respectively.

In 2017, we recognized a $ 180

million adverse cash impact from the settlement

of cross-currency swap
transactions.